Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income taxes
25.	Income taxes

(a)	Provision for income taxes

Year Ended December 31,	2024	2023	2022
Income (loss) before income taxes	$(6,797,718)	$(21,885,410)	$2,791,875
Combined statutory income tax rate	26.14%	26.14%	26.14%
Income tax benefit at the statutory tax rate	(1,776,584)	(5,719,752)	729,657
Non-deductible expenses	5,811	8,384	15,626
Revaluation of warrant liabilities	(1,064,069)	1,181,962	(8,365,980)
Foreign exchange (gain) loss	(1,366,086)	360,003	(593,325)
Share based compensation	252,438	421,396	-
Impairment of goodwill	-	-	329,506
Other	-	-	59,931
Change in unrecognized deferred tax asset	3,948,490	3,748,007	6,287,118
Deferred income tax (recovery) provision	$-	$-	$(1,537,467)
Current income taxes in the income statement	$-	$-	$-

Composition of deferred income taxes in the income statement
Inception and reversal of temporary differences	$(3,948,490)	$(3,748,007)	$(7,824,585)
Change in unrecognized deferred tax asset	3,948,490	3,748,007	6,287,118
Deferred income tax (recovery) provision	$-	$-	$(1,537,467)
Total income tax expense (recovery) for the year	$-	$-	$(1,537,467)

(b)	Deferred income tax

Movement of deferred income tax in 2024

	January 1, 2024	Profit or loss	Other Comprehensive Income	Equity	December 31, 2024
Right of use assets	$(618,384)	$407,385	$-	$-	$(210,999)
Non-capital losses	618,384	(407,385)	-	-	210,999
Non-capital losses - Canada	407,366	685,039	-	-	1,092,405
Unrealized foreign exchange gain - Canada	(407,366)	(685,039)	-	-	(1,092,405)
Total	$-	$-	$-	$-	$-

Movement of deferred income tax in 2023

			Other
	January 1,	Profit	Comprehensive		December 31,
	2023	or loss	Income	Equity	2023
Property, plant and equipment	$(5,030,883)	$5,030,883	$-	$-	$-
Right of use assets	(663,423)	45,039	-	-	(618,384)
Digital currencies	1,186,090	(1,186,090)	-	-	-
Lease liabilities	143,082	(143,082)	-	-	-
Non-capital losses	4,365,134	(3,746,750)	-	-	618,384
Non-capital losses - Canada	593,325	(185,959)	-	-	407,366
Unrealized foreign exchange gain - Canada	(593,325)	185,959	-	-	(407,366)
Total	$-	$-	$-	$-	$-

Movement of deferred income tax in 2022

			Other
	January 1,	Profit	Comprehensive		December 31,
	2022	or loss	Income	Equity	2022
Property, plant and equipment	$(1,781,767)	$(3,249,116)	$-	$-	$(5,030,883)
Right of use assets	(543,242)	(120,181)	-	-	(663,423)
Digital currencies	(1,047,759)	1,186,091	1,047,758	-	1,186,090
Lease liabilities	-	143,082	-	-	143,082
Stock based compensation	709,474	(638,992)	-	(70,482)	-
Non-capital losses	148,551	4,216,583	-	-	4,365,134
Non-capital losses - Canada	-	593,325	-	-	593,325
Unrealized foreign exchange gain - Canada	-	(593,325)	-	-	(593,325)
Total	$(2,514,743)	$1,537,467	$1,047,758	$(70,482)	$-

As at December 31, 2024 and 2023, deductible timing differences available for which the Company has not recognized deferred tax asset are as follows:

	As at December 31,	As at December 31,
	2024	2023
Property, plant and equipment	$7,427,610	$4,699,113
Property, plant and equipment	220,805	-
Capital losses	10,392,877	11,951,649
Digital currencies	205,436	22,267
Share issue costs (Canada)	1,915,654	2,847,119
Stock based compensation	2,989,440	2,374,501
Lease liability	126,797	447,514
Other	272,551	315,521
Non-capital losses - USA	30,301,279	15,193,118
Non-capital losses - Canada	6,266,727	4,084,437
	$60,119,176	$41,935,239

The ability to realize the tax benefits is dependent upon a number of factors, including the future profitability of operations. Deferred tax assets are recognized only to the extent that it is probable that sufficient taxable profits will be available to allow the asset to be recovered.

The Canadian non-capital losses for which no deferred tax asset was recognized expire in 2041 and 2044. The non- capital losses available in the United States have no expiry date. The capital losses available in the United States have expiry date of 5 year.